Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Revenue	₽ 1,533,835	₽ 1,901,624	₽ 3,524,244	₽ 3,580,061
Operating costs and expenses (exclusive of depreciation and amortization)	(951,065)	(1,131,968)	(2,089,684)	(2,065,508)
Depreciation and amortization	(183,904)	(168,723)	(368,310)	(333,827)
Operating income	398,866	600,933	1,066,250	1,180,726
Finance income	8,612	19,485	27,770	45,692
Finance costs	(108,664)	(156,849)	(227,497)	(324,679)
Net foreign exchange gain/(loss)	19,455	(13,487)	94,768	(36,128)
Share of loss of equity-accounted investees (net of income tax)	(15,202)	(5,048)	(24,746)	(5,048)
Other income	10,907	4,931	20,596	4,931
Profit before income tax	313,974	449,965	957,141	865,494
Income tax expense	(75,030)	(174,701)	(306,459)	(351,483)
Net income for the period	238,944	275,264	650,682	514,011
Attributable to:
Owners of the Company	219,285	241,302	582,748	450,693
Non-controlling interest	19,659	33,962	67,934	63,318
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(8,978)	(2,997)	16,540	(26,922)
Total comprehensive income, net of tax	229,966	272,267	667,222	487,089
Attributable to:
Owners of the Company	210,696	238,631	596,708	425,401
Non-controlling interest	₽ 19,270	₽ 33,636	₽ 70,514	₽ 61,688
Earnings per share
Basic (in Russian Roubles per share)	₽ 4.37	₽ 4.83	₽ 11.63	₽ 9.01
Diluted (in Russian Roubles per share)	₽ 4.24	₽ 4.75	₽ 11.29	₽ 8.94